THE DISCIPLINED GROWTH INVESTORS FUND

PORTFOLIO OF INVESTMENTS

July 31, 2024 (UNAUDITED)

		Value
	Shares	(Note 2)
COMMON STOCKS (71.09%)
COMMUNICATIONS (0.79%)
Media (0.79%)
Take-Two Interactive Software, Inc. (a)	29,064	$4,375,004

TOTAL COMMUNICATIONS		4,375,004

CONSUMER DISCRETIONARY (9.54%)
Consumer Discretionary Products (4.75%)
Gentex Corp.	403,374	12,528,796
Gentherm, Inc. (a)	44,772	2,470,519
LGI Homes, Inc. (a)	60,517	6,963,691
Under Armour, Inc. , Class A(a)	607,975	4,237,586
		26,200,592

Consumer Discretionary Services (2.49%)
Royal Caribbean Cruises, Ltd (a)	66,644	10,444,448
Strategic Education, Inc.	31,052	3,272,881
		13,717,329

Retail & Whsle - Discretionary (2.30%)
Floor & Decor Holdings, Inc. , Class A(a)	104,536	10,244,528
Stitch Fix, Inc. , Class A(a)	517,133	2,435,696
		12,680,224

TOTAL CONSUMER DISCRETIONARY		52,598,145

ENERGY (5.56%)
Oil & Gas (5.56%)
Core Laboratories, Inc.	358,903	8,789,534
Coterra Energy, Inc.	430,642	11,110,564
Southwestern Energy Co. (a)	1,665,965	10,745,474
		30,645,572

TOTAL ENERGY		30,645,572

HEALTH CARE (5.23%)
Health Care (5.23%)
Align Technology, Inc. (a)	51,734	11,996,080
Intuitive Surgical, Inc. (a)	27,295	12,135,630
Myriad Genetics, Inc. (a)	119,476	3,341,743
Progyny, Inc. (a)	47,504	1,339,613
		28,813,066

TOTAL HEALTH CARE		28,813,066

INDUSTRIALS (11.75%)
Industrial Products (7.16%)
Cognex Corp.	320,949	15,925,490
Generac Holdings, Inc. (a)	33,369	5,194,886
Graco, Inc.	43,784	3,723,829
Proto Labs, Inc. (a)	145,177	5,055,063
Snap-on, Inc.	33,361	9,575,608
		39,474,876

		Value
	Shares	(Note 2)
INDUSTRIALS (continued)
Industrial Services (4.59%)
Alarm.com Holdings, Inc. (a)	198,696	$14,018,003
Landstar System, Inc.	31,606	6,013,041
MSC Industrial Direct Co., Inc. , Class A	58,744	5,225,279
		25,256,323

TOTAL INDUSTRIALS		64,731,199

TECHNOLOGY (38.22%)
Software & Tech Services (6.51%)
Akamai Technologies, Inc. (a)	142,149	13,970,404
Autodesk, Inc. (a)	37,045	9,169,378
DoubleVerify Holdings, Inc. (a)	104,480	2,206,618
Intuit, Inc.	15,013	9,718,665
Paychex, Inc.	6,506	832,898
		35,897,963

Tech Hardware & Semiconductors (31.71%)
Arista Networks, Inc. (a)	60,657	21,020,683
Dolby Laboratories, Inc. , Class A	120,140	9,462,226
Garmin, Ltd.	97,032	16,616,730
InterDigital, Inc.	87,869	10,786,798
IPG Photonics Corp. (a)	49,539	3,982,936
Microchip Technology, Inc.	166,007	14,738,102
Plexus Corp. (a)	156,259	20,027,716
Power Integrations, Inc.	155,567	11,362,614
Pure Storage, Inc. , Class A(a)	394,706	23,654,731
Semtech Corp. (a)	195,057	6,187,208
Super Micro Computer, Inc. (a)	43,873	30,783,490
Viasat, Inc. (a)	304,093	6,148,761
		174,771,995

TOTAL TECHNOLOGY		210,669,958

TOTAL COMMON STOCKS
(Cost $262,134,861)		$391,832,944

	Principal	Value
	Amount	(Note 2)
CORPORATE BONDS (20.00%)
COMMUNICATIONS (0.79%)
Cable & Satellite (0.28%)
Comcast Corp.
2.650% 02/01/2030	$1,720,000	$1,556,880

Wireless Telecommunications Services (0.51%)
AT&T, Inc.
4.350% 03/01/2029	1,550,000	1,529,161
Verizon Communications, Inc.
4.329% 09/21/2028	1,264,000	1,252,690
		2,781,851

TOTAL COMMUNICATIONS		4,338,731

CONSUMER DISCRETIONARY (1.42%)
Airlines (0.21%)
Southwest Airlines Co.
3.450% 11/16/2027	1,244,000	1,186,612

Consumer Services (0.23%)
Cintas Corp. No 2
6.150% 08/15/2036	1,120,000	1,248,970

	Principal	Value
	Amount	(Note 2)
CONSUMER DISCRETIONARY (continued)
Restaurants (0.28%)
Starbucks Corp.
4.000% 11/15/2028	$1,570,000	$1,536,844

Retail - Consumer Discretionary (0.70%)
Advance Auto Parts, Inc.
3.900% 04/15/2030	1,394,000	1,286,309
Amazon.com, Inc.
5.200% 12/03/2025	1,035,000	1,041,915
Lowe's Cos., Inc.
3.650% 04/05/2029	1,605,000	1,536,211

TOTAL CONSUMER DISCRETIONARY		7,836,861

CONSUMER STAPLES (1.02%)
Consumer Products (0.23%)
Clorox Co.
3.100% 10/01/2027	1,300,000	1,241,074

Food & Beverage (0.51%)
Hormel Foods Corp.
1.700% 06/03/2028	1,400,000	1,265,240
Keurig Dr Pepper, Inc.
5.300% 03/15/2034	1,535,000	1,562,642
		2,827,882

Mass Merchants (0.28%)
Costco Wholesale Corp.
1.600% 04/20/2030	1,820,000	1,565,415

TOTAL CONSUMER STAPLES		5,634,371

ENERGY (3.07%)
Exploration & Production (0.42%)
ConocoPhillips Co.
3.350% 05/15/2025	1,100,000	1,085,321
Devon Energy Corp.
5.850% 12/15/2025	1,200,000	1,210,318
		2,295,639

Integrated Oils (0.28%)
BP Capital Markets America, Inc.
4.890% 09/11/2033	1,553,000	1,547,013

Pipeline (1.80%)
Eastern Energy Gas Holdings LLC, Series B
3.000% 11/15/2029	1,710,000	1,572,712
El Paso Natural Gas Co. LLC
7.500% 11/15/2026	1,000,000	1,051,202
Energy Transfer LP
5.250% 04/15/2029	1,515,000	1,538,159
Enterprise Products Operating LLC
3.125% 07/31/2029	1,655,000	1,545,245
MPLX LP
2.650% 08/15/2030	1,763,000	1,557,290
ONEOK, Inc.
6.875% 09/30/2028	1,062,000	1,129,009
Williams Cos., Inc.
5.150% 03/15/2034	1,550,000	1,546,592
		9,940,209

Refining & Marketing (0.57%)
Phillips 66
2.150% 12/15/2030	1,848,000	1,584,097

	Principal	Value
	Amount	(Note 2)
ENERGY (continued)
Refining & Marketing (continued)
Valero Energy Corp.
6.625% 06/15/2037	$1,420,000	$1,556,233
		3,140,330

TOTAL ENERGY		16,923,191

FINANCIALS (3.09%)
Banks (0.47%)
US Bancorp, Series DMTN
3.000% 07/30/2029	1,706,000	1,560,744
Wachovia Corp.
7.574% 08/01/2026 (b)	995,000	1,043,423
		2,604,167

Commercial Finance (0.29%)
GATX Corp.
5.450% 09/15/2033	1,550,000	1,577,736

Consumer Finance (0.41%)
American Express Co.
3.300% 05/03/2027	1,176,000	1,134,183
Capital One Financial Corp.
4.200% 10/29/2025	1,150,000	1,133,816
		2,267,999

Diversified Banks (0.78%)
Bank of America Corp., Series L
4.183% 11/25/2027	1,560,000	1,526,395
Citigroup, Inc.
6.875% 03/05/2038	1,335,000	1,507,614
JPMorgan Chase & Co.
4.125% 12/15/2026	1,255,000	1,237,205
		4,271,214

Financial Services (0.42%)
Morgan Stanley
5.000% 11/24/2025	1,030,000	1,029,268
Northern Trust Corp.
3M US L + 1.131% 05/08/2032 (c)	1,349,000	1,292,795
		2,322,063

Life Insurance (0.21%)
Principal Financial Group, Inc.
3.100% 11/15/2026	1,201,000	1,153,882

Real Estate (0.51%)
Simon Property Group LP
2.450% 09/13/2029	1,740,000	1,562,859
Welltower OP LLC
4.125% 03/15/2029	1,310,000	1,275,335
		2,838,194

TOTAL FINANCIALS		17,035,255

HEALTH CARE (1.53%)
Health Care Facilities & Services (0.56%)
CVS Health Corp.
3.250% 08/15/2029	1,665,000	1,542,452
Quest Diagnostics, Inc.
6.400% 11/30/2033	1,420,000	1,552,559
		3,095,011

	Principal	Value
	Amount	(Note 2)
HEALTH CARE (continued)
Medical Equipment & Devices Manufacturing (0.50%)
Agilent Technologies, Inc.
2.300% 03/12/2031	$1,820,000	$1,554,511
GE HealthCare Technologies, Inc.
5.600% 11/15/2025	1,200,000	1,207,211
		2,761,722

Pharmaceuticals (0.47%)
Astrazeneca Finance LLC
1.750% 05/28/2028	1,710,000	1,547,283
Bristol-Myers Squibb Co.
6.800% 11/15/2026	1,000,000	1,046,161
		2,593,444

TOTAL HEALTH CARE		8,450,177

INDUSTRIALS (2.50%)
Aerospace & Defense (0.42%)
General Dynamics Corp.
3.500% 05/15/2025	1,100,000	1,086,611
RTX Corp.
7.500% 09/15/2029	1,085,000	1,222,330
		2,308,941

Electrical Equipment Manufacturing (0.27%)
Hubbell, Inc.
2.300% 03/15/2031	1,700,000	1,452,748

Engineering & Construction (0.13%)
Fluor Corp.
4.250% 09/15/2028	750,000	721,699

Industrial Other (0.28%)
Emerson Electric Co.
2.000% 12/21/2028	1,700,000	1,540,215

Railroad (0.28%)
Union Pacific Corp.
2.400% 02/05/2030	1,740,000	1,561,486

Transportation & Logistics (0.57%)
FedEx Corp.
2.400% 05/15/2031	1,803,000	1,563,433
United Parcel Service, Inc.
6.200% 01/15/2038	1,400,000	1,554,308
		3,117,741

Waste & Environment Services & Equipment (0.55%)
Republic Services, Inc.
2.300% 03/01/2030	1,729,000	1,532,521
Waste Management, Inc.
7.000% 07/15/2028	1,388,000	1,515,832
		3,048,353

TOTAL INDUSTRIALS		13,751,183

MATERIALS (0.28%)
Chemicals (0.28%)
Dow Chemical Co.
7.375% 11/01/2029	1,378,000	1,544,586

	Principal	Value
	Amount	(Note 2)
MATERIALS (continued)
Chemicals (continued)
DuPont de Nemours, Inc.
4.725% 11/15/2028	$14,000	$14,142
		1,558,728

TOTAL MATERIALS		1,558,728

UTILITIES (6.30%)
Utilities (6.30%)
Ameren Corp.
1.750% 03/15/2028	1,715,000	1,544,423
Appalachian Power Co., Series AA
2.700% 04/01/2031	1,464,000	1,272,936
Arizona Public Service Co.
2.600% 08/15/2029	1,650,000	1,494,368
Black Hills Corp.
3.050% 10/15/2029	1,710,000	1,559,442
CenterPoint Energy, Inc.
4.250% 11/01/2028	1,201,000	1,163,075
CMS Energy Corp.
3.450% 08/15/2027	1,303,000	1,258,997
Commonwealth Edison Co., Series 122
2.950% 08/15/2027	1,300,000	1,239,590
DTE Electric Co.
6.350% 10/15/2032	1,220,000	1,316,917
Entergy Louisiana LLC
1.600% 12/15/2030	1,900,000	1,578,547
Interstate Power and Light Co.
3.600% 04/01/2029	1,620,000	1,546,903
National Rural Utilities Cooperative Finance Corp.
1.650% 06/15/2031	1,925,000	1,575,447
Nevada Power Co., Series N
6.650% 04/01/2036	1,330,000	1,472,913
NextEra Energy Capital Holdings, Inc.
3.500% 04/01/2029	1,330,000	1,259,007
NiSource, Inc.
5.350% 04/01/2034	1,560,000	1,572,398
Oncor Electric Delivery Co. LLC
4.550% 09/15/2032	1,535,000	1,509,911
Piedmont Natural Gas Co., Inc.
3.500% 06/01/2029	1,640,000	1,549,154
PPL Electric Utilities Corp.
6.450% 08/15/2037	963,000	1,068,467
Public Service Enterprise Group, Inc.
5.450% 04/01/2034	1,535,000	1,561,904
Puget Energy, Inc.
4.100% 06/15/2030	1,655,000	1,564,390
Southern Co.
4.250% 07/01/2036	1,490,000	1,356,385
Southwest Gas Corp.
2.200% 06/15/2030	1,800,000	1,557,283
Virginia Electric and Power Co.
5.000% 01/15/2034	1,560,000	1,556,656
WEC Energy Group, Inc.
1.800% 10/15/2030	1,870,000	1,565,931
Xcel Energy, Inc.
2.600% 12/01/2029	1,740,000	1,554,085
		34,699,129

TOTAL UTILITIES		34,699,129

TOTAL CORPORATE BONDS
(Cost $111,642,659)		$110,227,626

	Principal	Value
	Amount	(Note 2)
FOREIGN CORPORATE BONDS (2.25%)
ENERGY (0.80%)
Exploration & Production (0.28%)
Canadian Natural Resources, Ltd.
6.450% 06/30/2033	$1,430,000	$1,531,680

Pipeline (0.52%)
Enbridge, Inc.
5.700% 03/08/2033	1,513,000	1,563,080
TransCanada PipeLines, Ltd.
7.250% 08/15/2038	1,130,000	1,315,188
		2,878,268

TOTAL ENERGY		4,409,948

FINANCIALS (0.67%)
Diversified Banks (0.67%)
Bank of Nova Scotia
4.750% 02/02/2026	1,225,000	1,222,647
Royal Bank of Canada, Series GMTN
4.650% 01/27/2026	1,229,000	1,222,094
Toronto-Dominion Bank
1.200% 06/03/2026	1,340,000	1,257,201

TOTAL FINANCIALS		3,701,942

HEALTH CARE (0.28%)
Pharmaceuticals (0.28%)
Pfizer Investment Enterprises Pte, Ltd.
4.450% 05/19/2028	1,540,000	1,536,593

TOTAL HEALTH CARE		1,536,593

INDUSTRIALS (0.22%)
Railroad (0.22%)
Canadian Pacific Railway Co.
2.900% 02/01/2025	1,250,000	1,234,582

TOTAL INDUSTRIALS		1,234,582

MATERIALS (0.28%)
Metals & Mining (0.28%)
BHP Billiton Finance USA, Ltd.
5.250% 09/08/2033	1,490,000	1,525,886

TOTAL MATERIALS		1,525,886

TOTAL FOREIGN CORPORATE BONDS
(Cost $12,438,796)		$12,408,951

GOVERNMENT & AGENCY OBLIGATIONS (6.32%)
U.S. Treasury Bonds
2.000% 08/15/2025	6,300,000	6,130,469
2.875% 08/15/2028	290,000	278,117

	Principal	Value
	Amount	(Note 2)
GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Treasury Notes
2.625% 04/15/2025	$6,700,000	$6,594,561
2.750% 05/15/2025	6,300,000	6,196,870
3.000% 07/15/2025	6,700,000	6,592,717
3.500% 09/15/2025	5,450,000	5,382,514
3.875% 03/31/2025	3,000,000	2,979,239
4.125% 06/15/2026	670,000	667,815

TOTAL GOVERNMENT & AGENCY OBLIGATIONS
(Cost $34,880,763)		$34,822,302

				Value
	Yield		Shares	(Note 2)
SHORT TERM INVESTMENTS (0.06%)
MONEY MARKET FUND (0.06%)
First American Treasury Obligations Fund, Class X	5.202	%(d)	340,450	340,450

TOTAL SHORT TERM INVESTMENTS
(Cost $340,450)				$340,450

TOTAL INVESTMENTS (99.72%)

(Cost $421,437,529)				$549,632,273

Other Assets In Excess Of Liabilities (0.28%)				1,523,504

NET ASSETS (100.00%)				$551,155,777

(a)	Non-Income Producing Security.
(b)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of July 31, 2024.
(c)	Floating or variable rate security. The reference rate is described below. The rate in effect as of July 31, 2024 is based on the reference rate plus the displayed spread as of the securities last reset date.
(d)	Represents the 7-day yield.

Common Abbreviations:

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

Libor Rates:

3M US L - 3 Month LIBOR as of July 31, 2024 was 5.50%

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Portfolio of Investments.

The Disciplined Growth Investors Fund	Notes to Quarterly Portfolio of Investments

July 31, 2024 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes The Disciplined Growth Investors Fund (the “Fund”). The Fund seeks long-term capital growth and as a secondary objective, modest income with reasonable risk.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Portfolio of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the Portfolio of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the Portfolio of Investments. The Fund is considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its Portfolio of Investments.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker–dealers that make a market in the security. Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Corporate Bonds, U.S. Government & Agency, and U.S. Treasury Bonds & Notes are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Publicly traded Foreign Government Debt securities and Foreign Corporate Bonds are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the mean between the bid and asked prices as of the close of business of that market.

The Disciplined Growth Investors Fund	Notes to Quarterly Portfolio of Investments

July 31, 2024 (Unaudited)

When such prices or quotations are not available, or when Disciplined Growth Investors, Inc. (the “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Board of Trustees of the Trust (the “Board” or the “Trustees”).

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board has appointed the Adviser to serve as the Valuation Designee to perform fair value determinations for investments in the Funds. When such prices or quotations are not available, or when the Valuation Designee believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The fair valuation policies and procedures (“FV Procedures”) have been adopted by the Board for the fair valuation of portfolio assets held by the Fund(s) in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Fund’s Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Fund.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

The Disciplined Growth Investors Fund	Notes to Quarterly Portfolio of Investments

July 31, 2024 (Unaudited)

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Fund as of July 31, 2024:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks(a)	$391,832,944	$–	$–	$391,832,944
Corporate Bonds(a)	–	110,227,626	–	110,227,626
Foreign Corporate Bonds(a)	–	12,408,951	–	12,408,951
Government & Agency Obligations(a)	–	34,822,302	–	34,822,302
Short Term Investments(a)	340,450	–	–	340,450
TOTAL	$392,173,394	$157,458,879	$–	$549,632,273

(a)	For detailed descriptions of the underlying industries, see the accompanying Portfolio of Investments.

For the three months ended July 31, 2024, the Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund.